SCHEDULE OF ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Office and overhead	$ 567	$ 517	$ 1,584	$ 1,742
Salaries and wages	355	395	1,051	1,537
Corporate development and legal	107	115	351	227
Public company costs	51	40	118	156
Administrative expenses	$ 1,080	$ 1,067	$ 3,104	$ 3,662